Equity (Details)					3 Months Ended		12 Months Ended
	Sep. 22, 2025 $ / shares shares	Sep. 19, 2025 shares	Oct. 09, 2024 USD ($) $ / shares shares	Oct. 04, 2024	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2026 HKD ($) shares	Mar. 31, 2026 USD ($) $ / shares shares	Mar. 31, 2026 HKD ($) shares	Mar. 31, 2025 USD ($) $ / shares shares	Oct. 01, 2025 $ / shares	Oct. 07, 2024 $ / shares shares	Apr. 05, 2024 shares
Equity [Line Items]
Common stock, shares authorized					700,000,000		700,000,000		700,000,000
Common stock, par value (in Dollars per share) | $ / shares					$ 0.0001		$ 0.0001		$ 0.0001
Common stock shares issued					8,636,186		8,636,186		8,577,583
Aggregate redemption value (in Dollars) | $					$ 6,013.5		$ 6,013.5
Carrying value of additional paid-in capital (in Dollars) | $					$ 812,851		$ 812,851
Common stock shares outstanding					8,636,186		8,636,186		8,577,583
Reverse stock split		1-for-34
Amount of paid-up share capital					$ 64,103	$ 500,000	$ 64,103	$ 500,000
Net asset of not less than amount (in Dollars) | $						$ 500,000		$ 500,000
Preferred Stock [Member]
Equity [Line Items]
Preferred stock, shares issued
Equity to temporary equity							6,013,500	6,013,500
Preferred stock, shares outstanding
2025 Reverse Stock Split [Member]
Equity [Line Items]
Common stock shares issued		34
Common stock shares outstanding		34
Mr. Zheng [Member]
Equity [Line Items]
Redemption share price (in Dollars per share) | $ / shares			$ 0.1		$ 0.001		$ 0.001
Mr. Zheng [Member] | Securities Subscription Agreement [Member]
Equity [Line Items]
Outstanding principal amount (in Dollars) | $			$ 600,000
Minimum [Member]
Equity [Line Items]
Preferred stock, shares authorized											2,000,000
Common stock shares issued					29,156,393		29,156,393
Common stock shares outstanding					29,156,393		29,156,393
Minimum [Member] | 2025 Reverse Stock Split [Member]
Equity [Line Items]
Common stock shares issued		8,577,679
Common stock shares outstanding		8,577,679
Maximum [Member]
Equity [Line Items]
Preferred stock, shares authorized											10,000,000
Common stock shares issued					291,563,930		291,563,930
Common stock shares outstanding					291,563,930		291,563,930
Maximum [Member] | 2025 Reverse Stock Split [Member]
Equity [Line Items]
Common stock shares issued		291,563,930
Common stock shares outstanding		291,563,930
Preferred Stock [Member]
Equity [Line Items]
Common stock, par value (in Dollars per share) | $ / shares					$ 0.0001		$ 0.0001
Preferred stock, shares authorized					30,000,000		30,000,000
Preferred stock, par value (in Dollars per share) | $ / shares					$ 0.0001		$ 0.0001
Series B Preferred Stock [Member]
Equity [Line Items]
Preferred stock, shares authorized							10,000,000		10,000,000
Preferred stock, par value (in Dollars per share) | $ / shares							$ 0.0001		$ 0.0001		$ 0.0001
Preferred stock, shares issued							6,013,500		6,013,500
Shares issued			6,000,000
Equity to temporary equity					(6,013,500)	(6,013,500)
Carrying value of additional paid-in capital (in Dollars) | $					$ 812,851		$ 812,851
Preferred stock, shares outstanding							6,013,500		6,013,500
Series B Preferred Stock [Member] | Preferred Stock [Member]
Equity [Line Items]
Preferred stock, shares issued							6,013,500
Series B Preferred Stock [Member] | Shareholder Agreement [Member] | Mr. Zheng [Member]
Equity [Line Items]
Redemption share price (in Dollars per share) | $ / shares										$ 0.001
Series B Preferred Stock [Member] | Shareholder Agreement [Member] | Mr. Zheng [Member] | Business Combination [Member]
Equity [Line Items]
Voting rights percentage										50.00%
Series B Preferred Stock [Member] | Shareholder's Agreement [Member]
Equity [Line Items]
Preferred stock, shares issued					6,013,500
Equity to temporary equity							6,013,500	6,013,500
Common Stock [Member]
Equity [Line Items]
Common stock shares issued	8,636,186
Common stock voting rights				100
Common stock shares outstanding	8,636,186
Series C Preferred Stock [Member]
Equity [Line Items]
Preferred stock, shares authorized							10,000,000		10,000,000
Preferred stock, par value (in Dollars per share) | $ / shares							$ 0.0001		$ 0.0001
Common stock shares issued
Preferred stock, shares issued									531,886
Convertible preferred stock	58,507
Adjusted conversion rate (in Dollars per share) | $ / shares	$ 0.11
Preferred stock, shares outstanding									531,886
Common stock shares outstanding
Series C Preferred Stock [Member] | Mr. Zheng [Member]
Equity [Line Items]
Convertible preferred stock	531,886
2024 Forward Stock Split [Member] | Preferred Stock [Member]
Equity [Line Items]
Preferred stock, shares issued
Preferred stock, shares outstanding
2024 Forward Stock Split [Member] | Minimum [Member]
Equity [Line Items]
Common stock shares issued												29,156,393
Common stock shares outstanding												29,156,393
2024 Forward Stock Split [Member] | Maximum [Member]
Equity [Line Items]
Common stock shares issued												291,563,930
Common stock shares outstanding												291,563,930